SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 8) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Income taxes
Income tax payable	$ 2,984	$ 2,845
Advertising costs
Advertising costs charged to expense	365	301	620
Employee social security and welfare benefit plans
Obligation for post retirement or other welfare benefits beyond the annual contributions	0
Welfare benefits expenses	3,863	3,700	4,910
Segment reporting
Number of principal business segments	2
Numerator:
(Loss)/income from continuing operations attributable to Vimicro International Corporation	(8,418)	1,383	(13,264)
Loss from discontinued operations attributable to Vimicro International Corporation		(2,002)	(14,936)
Loss attributed to Vimicro International Corporation	$ (8,418)	$ (619)	$ (28,200)
Denominator (in number of shares):
Weighted-average ordinary shares outstanding - basic	114,687,240	123,253,931	145,123,889
Dilutive effect of stock options and restricted shares (in shares)		4,370,516
Weighted-average number of ordinary shares outstanding-diluted	114,687,240	127,624,447	145,123,889
(Loss)/income per share - basic
Continuing operations (in dollars per share)	$ (0.07)	$ 0.01	$ (0.09)
Discontinued operations (in dollars per share)		$ (0.02)	$ (0.10)
Total loss per share - basic (in dollars per share)	$ (0.07)	$ (0.01)	$ (0.19)
(Loss)/income per share - diluted
Continuing operations (in dollars per share)	$ (0.07)	$ 0.01	$ (0.09)
Discontinued operations (in dollars per share)		$ (0.02)	$ (0.10)
Total loss per share - diluted (in dollars per share)	$ (0.07)	$ (0.01)	$ (0.19)
Anti-dilutive shares
Share options and non-vested restricted shares outstanding		24,544,023
Minimum
Product Warranty
Period of warranties	1 year
Revenue recognition
Credit term of distributors	30 days
Maximum
Product Warranty
Period of warranties	3 years
Revenue recognition
Credit term of distributors	90 days
Vimicro China
Profit appropriation
Minimum percentage of net profit to be allocated to statutory reserve fund	10.00%
Amount up to which appropriation required to be made to statutory reserve fund	50.00%
VIE
Profit appropriation
Minimum percentage of net profit to be allocated to statutory reserve fund	10.00%
Amount up to which appropriation required to be made to statutory reserve fund	50.00%